Joint Ventures and Associates - Summary of Shell Share of Comprehensive Income of Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	$ 1,783	$ 3,604	$ 4,106
Other comprehensive income/(loss) for the period	77	(74)	183
Comprehensive income for the period	1,860	3,530	4,289
Associates
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	1,154	2,483	2,799
Other comprehensive income/(loss) for the period	1	8	11
Comprehensive income for the period	1,155	2,491	2,810
Joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	629	1,121	1,307
Other comprehensive income/(loss) for the period	76	(82)	172
Comprehensive income for the period	705	$ 1,039	$ 1,479
Impairment losses	$ 599